Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Liabilities by Maturity (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Financial liabilities
Conditional advances	€ 1,302	€ 1,181
Bank loans	431	799
Financial liabilities related to finance leases		39
Total financial liabilities	1,732	2,019
Less than one year [member]
Financial liabilities
Bank loans	431	738
Financial liabilities related to finance leases		39
Total financial liabilities	431	776
Later than one year and not later than three years [member]
Financial liabilities
Bank loans		62
Total financial liabilities		62
Later than five years [member]
Financial liabilities
Conditional advances	1,302	1,181
Total financial liabilities	€ 1,302	€ 1,181